Earnings per share - Profit Attributable to Ordinary Shareholders (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 9,216	$ 5,979	$ 7,748
Dividend payable on preference shares classified as equity	(45)	(45)	(45)
Coupon payable on capital securities classified as equity	(664)	(499)	(530)
Profit attributable to ordinary shareholders of the parent company	$ 8,507	$ 5,435	$ 7,173